EMPLOYEE AND DIRECTOR BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Option Activity
Other pertinent information related to the options is as follows:

	Number	Weighted Average Exercise Price
Year Ended December 31, 2021
Options outstanding, beginning of year	480,478	$14.95
Granted	33,294	20.03
Exercised	(10,000)	10.00
Forfeited	(2,280)	20.10
Options outstanding, end of year	501,492	$15.37
Weighted average remaining contractual life		6.46 years

Exercisable, end of year	327,526	$13.79

Year Ended December 31, 2020
Options outstanding, beginning of year	373,392	$13.55
Granted	113,086	19.49
Exercised	(1,000)	10.00
Forfeited	(5,000)	14.20
Options outstanding, end of year	480,478	$14.95
Weighted average remaining contractual life		7.26 years

Exercisable, end of year	216,677	$12.67

Schedule of Exercisable Options
Exercisable options at December 31, 2021 were as follows:

Exercise Price	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(dollars in thousands)
$10.00	115,000	$10.00	4.09	$1,101
14.00	24,000	14.00	5.33	134
14.00	7,200	14.00	5.67	40
14.00	4,000	14.00	6.00	22
14.50	73,000	14.50	6.09	370
14.50	9,000	14.50	6.42	46
14.50	4,800	14.50	6.92	24
16.00	50,261	16.00	7.09	179
22.75	6,000	22.75	7.84	—
20.10	20,512	20.10	8.09	—
20.10	9,753	20.10	8.18	—
14.98	2,000	14.98	8.84	9
18.34	2,000	18.34	9.01	2
	327,526	$13.79	5.75	$1,927

Schedule of Weighted Average Assumptions
The following weighted average assumptions were used in the calculations for 2021 and 2020 as follows:

	December 31,
	2021	2020
Dividend yield	2.50%	2.50%
Weighted average volatility	65.43%	29.15%
Expected life in years	6.50 years	6.68 years
Risk-free interest rate	0.81%	1.56%
Weighted average grant-date fair value	$9.77	$4.22

Schedule of Nonvested Restricted Stock	Nonvested restricted stock consists of the following:

	Number	Weighted Average Exercise Price
Year Ended December 31, 2021
Nonvested, beginning of year	39,169	$17.80
Granted	24,985	20.03
Forfeited	—	—
Vested	(24,840)	17.36
Nonvested, end of year	39,314	$19.50

Year Ended December 31, 2020
Nonvested, beginning of year	34,389	$16.06
Granted	22,869	19.35
Forfeited	(268)	20.10
Vested	(17,821)	16.39
Nonvested, end of year	39,169	$17.80